Impairment Reversals (Losses) on Non-Current Assets	12 Months Ended
Dec. 31, 2017
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Impairment Reversals (Losses) on Non-Current Assets

NOTE 33—IMPAIRMENT REVERSALS (LOSSES) ON NON—CURRENT ASSETS

Impairment losses on non-current assets, amounted to 37 million euros in 2017, 3 million euros in 2016 and 244 million euros in 2015.

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Reversals of impairment losses on non-current assets:
on intangible assets		—	—	—
on tangible assets		—	—	—

	(A)	—	—	—

Impairment losses on non-current assets:
on intangible assets		30	—	240
on tangible assets		7	3	4

	(B)	37	3	244

Total	(A-B)	(37)	(3)	(244)

In 2017, impairment losses on non-current assets were 37 million euros, relating primarily to impairment losses of intangible assets.

In 2016, impairment losses on non-current assets amounted to 3 million euros and were related to the redetermination of the value of several minor assets.

In 2015, impairment losses on non-current assets were 244 million euros. In particular, the figure consisted of 240 million euros for the goodwill impairment loss of the Brazil Business Unit and of 4 million euros for other items.

In preparing this Annual Report, the TIM Group carried out an impairment test on the goodwill. The results of that testing, carried out in accordance with the specific procedure adopted by the Group, confirmed the amounts of Goodwill allocated to the Group’s individual Cash Generating Units.

For further details, please see the Note “Goodwill”.